SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Selling, general and administrative, research and development expense (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Selling expense	$ 592,839	$ 961,679	$ 751,428
General and administrative expense	2,724,188	2,831,444	2,149,522
Research and development expense	1,361,499	568,470	1,224,344
Total	$ 4,678,526	$ 4,361,593	$ 4,125,294